Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments [Line Items]
Derivative liabilities	$ 84,857	$ 154,566
Current	77,699	63,993
Non-current	7,158	90,573
Derivative financial liabilities	84,857	154,566
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Derivative liabilities	33,336	91,393	$ 0
Current	33,300	51,800
Derivative financial liabilities	33,336	91,393	0
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Derivative liabilities	12,061	12,507	(1,639)
Current	11,500	12,200
Derivative financial liabilities	12,061	12,507	(1,639)
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Derivative liabilities	5,177	50,666	56,146
Derivative financial liabilities	5,177	50,666	$ 56,146
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Derivative liabilities	27,697	0
Derivative financial liabilities	27,697	0
Contingent consideration
Derivative Financial Instruments [Line Items]
Derivative liabilities	6,586	0
Derivative financial liabilities	$ 6,586	$ 0